OTHER ASSETS	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OTHER ASSETS.
OTHER ASSETS

NOTE 7 -             OTHER ASSETS

Other assets as of June 30, 2022 and 2021 consisted of:

	June 30, 2022	June 30, 2021
Account receivable	$261,852	$—
Other receivables	349,793	770,985
	$611,645	$770,985

NOTE 7 -             OTHER ASSETS

Other assets as of June 30, 2021 and 2020 consisted of:

	June 30, 2021	June 30, 2020
Advance payment to third party companies	$—	$1,839
Other receivables	770,985	2,053,068
	$770,985	$2,054,907

NOTE 8 -             OTHER ASSETS

Other assets as of June 30, 2020 and 2019 consisted of:

	June 30, 2020	June 30, 2019
Deposit for direct financing lease	$—	$182,782
Advance payment to third party companies	1,839	872
Other receivables	2,053,068	1,922,667
	$2,054,907	$2,106,321